BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

2.1 Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards ("IFRS") and International Accounting Standards ("IAS") issued by the International Accounting Standards Board ("IASB") and Interpretations of the IFRS Interpretations Committee ("IFRIC"), effective for the Company's reporting for the year ended December 31, 2022.

These consolidated financial statements were authorized by the Board of Directors of the Company on March 17, 2023.

2.2 Significant Accounting Policies

(a) Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Integra Resources Holdings Canada Inc., Integra Resources Holdings U.S. Inc., and DeLamar Mining Company. All intercompany balances and transactions are eliminated upon consolidation.

(b) Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments that have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual accounting basis, except for cash flow information.

2.2 Significant Accounting Policies

(c) Foreign Currency Translation

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The functional currency of the Canadian parent company and its Canadian subsidiary is the Canadian dollar ("CAD"). The functional currency of the Company's two US subsidiaries is the US dollar ("USD").

The Company has changed its presentation currency as of December 31, 2021 from the Canadian dollar to the US dollar, to better reflect the Company's business activities and most of the Company's assets and liabilities are held in its US subsidiaries hence denominated in US dollars. No changes were made to the Company's functional currencies, as per the management's assessment based on the IAS 21 recommendations, which will be performed on a quarterly basis.

Foreign currency transactions are recorded initially at the exchange rates prevailing at the transactions' dates. At each subsequent reporting period:

  Foreign currency monetary items are reported at the closing rate at the date of the statement of financial position;
  Non-monetary items carried at historical rates are reported at the closing rate at transactions' dates;
  Non-monetary items carried at fair value are reported at the rates that existed when the fair values were determined.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in net income (loss), with one exception. Exchange differences arising from the translation of the net investment in foreign entities are recognized in a separate component of equity, foreign currency translation reserve. When a foreign operation is sold, such exchange differences are recognized in net income (loss) as part of the gain or loss on sale.

The operating results and statements of financial position of the parent company and its Canadian subsidiary which have the Canadian dollar as a functional currency have been translated into US dollars as follows:

i) Assets and liabilities are translated at the closing rate at the date of the consolidated statement of financial position; Share capital amounts are translated at the same rate, except for common shares issuance in USD dollars and resulting differences are reported in the "presentation currency translation difference" line in the consolidated statements of changes in equity;

ii) Revenue and expenses are translated at the average exchange rates, unless there is significant fluctuation in the exchange rates. In that case revenue and expenses are translated at the exchange rate at the date of transaction, except depreciation, depletion, and amortization, which are translated at the exchange rates applicable to the related assets; Reserve items are also translated at the average exchange rates.

iii) All resulting translation differences are recognized in other comprehensive income (loss).

When a foreign operation is disposed of, the cumulative amount of the exchange differences recognized in other comprehensive income (loss) and accumulated in the separate component of equity relating to that foreign operation shall be recognized in profit or loss when the gain or loss on disposal is recognized.

(d) Cash and Cash Equivalents

Cash and cash equivalents are carried in the consolidated statements of financial position at fair value. Cash and cash equivalents consist of cash on deposit with banks and highly liquid investments that are readily convertible to known amounts of cash or have maturity dates at the date of purchase of three months or less. Restricted cash is cash held in a bank account that is not available for the Company's general use.

(e) Exploration and Evaluation Properties, and Mineral Properties

Exploration and Evaluation Properties

Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for minerals.

Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:

(i) establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;

(ii) determining the optimal methods of extraction and metallurgical and treatment processes;

(iii) studies related to surveying, transportation, and infrastructure requirements;

(iv) permitting activities; and

(v) economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, prefeasibility and final feasibility studies.

License costs paid in connection with a right to explore in an existing exploration area are expensed as incurred.

Once the legal right to explore has been acquired, exploration and evaluation expenditure is charged to profit or loss as incurred, unless it is concluded that a future economic benefit is more likely than not to be realized.

In evaluating if expenditures meet the criteria to be capitalized, several different sources of information are utilized. The information that is used to determine the probability of future benefits depends on the extent of exploration and evaluation that has been performed.

Exploration and evaluation expenditures incurred on a license where a NI 43-101 - Standards of Disclosure for Mineral Projects ("43-101") compliant resource has not yet been established are expensed as incurred until sufficient evaluation has occurred in order to establish a 43-101 compliant resource and on completion of a feasibility study and a receipt of mining permit. Costs expensed during this phase are included in "exploration and evaluation expenses" in the consolidated statements of operations and comprehensive loss.

Costs of acquiring exploration and evaluation assets are capitalized. They are subsequently measured at cost less accumulated impairment.

Once development is sanctioned, exploration and evaluation assets are tested for impairment and transferred from "Exploration and Evaluation Assets" to "Mineral Properties and Deferred Development Costs" or "Property, Plant & Equipment" depending on the nature of the asset. No amortization is charged during the exploration and evaluation phase.

Mineral Properties

Mine development costs are capitalized if management determines that there is sufficient evidence to support probability of generating positive economic returns in the future. A mineral resource is considered to have economic potential when the technical feasibility and commercial viability of extraction of the mineral resource is demonstrable considering long-term metal prices.

Prior to capitalizing such costs, management determines if there is a probable future benefit that will contribute to future cash inflows, the Company can obtain the benefit and control access to it, and if the transaction or event giving rise to the benefit has already occurred.

If the Company does not have sufficient evidence to support the probability of generating positive economic returns in the future, mine development costs are expensed in the consolidated statements of operations and comprehensive loss.

Amortization and Depletion

Exploration and evaluation assets and Mineral properties are not subject to depletion or amortization until a commercial production starts - they are tested for impairment when circumstances indicate that the carrying value may not be recoverable.

Disposal

At the disposal, gains or losses of an item within Exploration and Evaluation Properties, or Mineral Properties are calculated as the difference between the proceeds from disposal and the carrying amount. Those gains or losses are recognized net within other income in profit or loss.

(f) Plant, Property and Equipment

Plant, property and equipment items are recorded at cost and depreciated over their estimated useful lives. The cost of an item includes the purchase price and directly attributable costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The Company's capitalization threshold is $2,500. Where a plant, property and equipment item comprises major components with different useful lives, the components are accounted for as separate items of equipment.

Plant, property and equipment items are depreciated on a straight-line basis over their estimated useful lives at the following rates:

Plant, property and equipment groups	Depreciation rates
Computers and software	30%
Office furniture and office equipment	20%
Vehicles	30%
Mobile equipment	20%
Buildings and infrastructure	4% to 10%
Water wells	10%
Roads	8%
Site equipment	8% to 30%

Land is not depreciated. When assets are retired or sold, the costs and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss.

(g) Leased Assets

Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The right-to-use asset is initially measured at cost, which comprises the initial amount of the lease liability, adjusted for lease prepayments, lease incentives received, the lessee's initial direct cost (e.g., commissions) and an estimate of restoration, removal and dismantling costs. The lease liability is initially measured at the present value of the lease payments to be made over the lease term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. Subsequently, lessees accrete the lease liability to reflect interest and reduce the liability to reflect lease payments made, and the related right-of-use asset is depreciated in accordance with the depreciation requirements of IAS 16 Property, Plant and Equipment.

Right-of-use assets are subject to impairment testing under IAS 36 Impairment of Assets. Short-term leases and leases with low value underlying assets are recognized on a straight-line basis in the Company's consolidated statements of operations and comprehensive loss.

(h) Impairment of Non-Financial Assets

The Company's mineral properties and equipment are reviewed for any indication of impairment at each financial reporting date or at any time if any indications of impairment surface. If any such indication exists, an estimate of the recoverable amount is undertaken, being the higher of an asset's fair value less costs to sell and the asset's value in use. If the asset's carrying amount exceeds its recoverable amount, then an impairment loss is recognized in net income or loss for the period, and the carrying value of the asset on the consolidated statements of financial position is reduced to its recoverable amount. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. Fair value of mineral properties is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects, discounted by an appropriate pre-tax discount rate to arrive at a net present value.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal. Value in use is determined by applying assumptions specific to the Company's continued use which includes future development. As such, these assumptions may differ from those used in calculating fair value.

In testing for indicators of impairment and performing impairment calculations, assets are grouped in cash-generating units, which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets. The estimates of future discounted cash flows are subject to risks and uncertainties including estimated production, grades, recoveries, future metals prices, discount rates, exchange rates and operating costs.

Non-financial assets other than goodwill that have suffered an impairment are evaluated for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not been recorded.

(i) Share Capital

Financial instruments issued by the Company are classified as equity only to the extend that they do not meet the definition of a financial liability or financial asset. The Company's common shares and share warrants are classified as equity instruments.

If the Company issues units as part of financing, consisting of both common shares and common share purchase warrants, the fair value of the warrants is determined using the Black-Scholes pricing model, and the remaining value is assigned to the common shares.

Equity-settled share-based compensation arrangements as per the Company's equity incentive plan (which includes stock options, restricted share units, and deferred share units) are measured at fair value at the date of grant and recorded within equity. The Company recognizes compensation expense for all stock options based on the fair value of the options on the date of grant which is determined using the Black-Scholes option pricing method. For equity settled restricted and deferred share units, compensation expense is recognized based on the quoted market value of the shares. The fair value at grant date of all share-based compensation is recognized as compensation expense over the vesting period, with a corresponding credit to shareholders' equity. The amount recognized as an expense is reversed to reflect stock options, restricted share units and deferred share units forfeited, so no expense will remain in the financial records in relation to the forfeited agreements.

(j) Reclamation and Remediation Provisions

The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The Company recognizes the cost of future reclamation and remediation as a liability when: the Company has a legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and a reasonable estimate of the obligation can be made. The liability is measured initially by discounting expected costs to the net present value using pre-tax rates and risk assumptions specific to the liability. The resulting cost is capitalized to the carrying value of the related assets, or expensed to exploration, evaluation and development expenses where there is no carrying value of the related assets.

In subsequent periods, the liability is adjusted for accretion of the discount with the offsetting amount charged to the consolidated statements of operations and comprehensive loss as finance cost. Any change in the amount or timing of the underlying cash flows is adjusted to the carrying value of the liability, with the offsetting amount recorded as an adjustment to the reclamation and remediation provision cost included in mineral properties or exploration, evaluation and development expenses. Any amount charged to the carrying value of assets is depreciated over the remaining life of the relevant assets.

It is reasonably possible that the ultimate cost of remediation and reclamation could change in the future due to uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities, changes in remediation technology and changes in discount rates. The Company reviews its reclamation and remediation provision at least annually and as evidence becomes available indicating that its remediation and reclamation liabilities may have changed. Any such changes in costs could materially impact the future amounts recorded as reclamation and remediation obligations.

(k) Income Taxes

Income tax is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized directly in equity. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are determined based on differences between the financial statement carrying values of existing assets and liabilities and their respective income tax bases (temporary differences), and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to be in effect when the temporary differences are likely to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is included in net income in the period in which the change is substantively enacted. The amount of deferred tax assets recognized is limited to the amount that is, in management's estimation, probable that future taxable profits will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

(l) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period. Stock options and share purchase warrants are typically dilutive when the Company has net income for the period and the average market price of the common shares during the period exceeds the exercise price of the stock option and/or share purchase warrant.

The Company follows the treasury stock method for the calculation of diluted earnings per share. That method assumes that outstanding stock options and warrants with an average exercise price below the market price, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. Under this method, diluted earnings per share are calculated by dividing net earnings for the period by the diluted weighted average shares outstanding during the period.

(m) Contingencies

Due to the size, complexity, and nature of the Company's operations, various legal and tax matters are outstanding from time to time. In case that management's estimate of the future resolution of these events changes, the Company will recognize the effects of those changes in the consolidated financial statements on the date such changes occur.

(n) Financial Instruments

The classification and measurement of financial assets is based on the purpose for which the financial assets were acquired. The classification of investments in debt instruments is driven by the Company's business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest ("SPPI"). Investments in debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the business model is not to hold the debt instrument, it is classified as FVTPL.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL. For other equity instruments, the Company can elect (on an instrument-by-instrument basis) to designate them as FVTOCI on the acquisition day.

Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income, or (iii) at fair value through profit or loss.

• Amortized cost

Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method.

• Fair value through other comprehensive income ("FVTOCI")

Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI. This classification includes certain equity instruments for which an entity is allowed to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at fair value through profit or loss ("FVTPL") to present subsequent changes in FVTOCI.

• Fair value through profit or loss ("FVTPL")

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not SPPI or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

The expected credit loss impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease is related to an event occurring after the impairment was recognized.

Financial liabilities are generally classified and measured at fair value at initial recognition and subsequently measured at amortized cost.

Equipment Financing Liability

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. Financial liabilities are derecognized when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

(o) Revenue from Contracts with Customers

The Company recognizes revenue from the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To recognize revenue, the Company should identify the contract with customers, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to each obligation, and recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service).

(p) Convertible Debt Facility

Convertible instruments that consist of a loan (liability component) and an equity conversion option that allows the option holder to convert the loan into a fixed number ("fixed-for-fixed criteria") of borrower's shares (equity component) are classified as "compound instruments". Management determined that its convertible debt facility does not meet criteria for the compound instruments (no equity component is identified, as the fixed-for-fixed criteria was not met), hence it will be considered as a "hybrid instrument", which includes both a non-derivative host contract and one or more embedded derivatives.

IFRS 9 permits such a hybrid contract that contains one or more embedded derivatives meeting particular conditions may be designed at the entity's election, in its entirety, at fair value through profit or loss ("the fair value option"). Management decided not to elect the fair value option, resulting in the following approach:

The Company's convertible debt facility contains a financial liability (non-derivative host contract) and one or more embedded derivatives. The liability is initially recorded at residual value after first valuing the derivative component and is subsequently carried at amortized cost using the effective interest rate method; the liability is accreted to the face value over the term of the convertible debt. Accretion is expensed to the consolidated statement of operations and comprehensive loss.

The conversion feature within the convertible debt facility has been determined to be an embedded derivative that is not closely related to the liability host, and it is bifurcated and accounted for separately, by first valuing the derivative component. At each reporting period, the derivative is fair valued with changes in fair value recorded as a gain or loss in the consolidated statement of operations and comprehensive loss. The fair value of the derivative at the inception date and at each reporting period is calculated using the Finite Difference Method. The key assumptions used in the model are risk free rates, expected volatility, and credit spread. The expected volatility assumption is based on the historical volatility of the Company's stock over a term equal to the remaining term of corresponding debt instrument. The credit spread assumption in the model is based on the Company's cost of unsecured debt.

The Company early adopted IAS 1 amendments and classified the debt host as a "current" liability, as required by these amendments.

Fees paid to establish convertible debt facility (commitment, advisory, legal, technical, consulting, standby, and filling fees) are recognized as transaction costs. Management used relevant guidance and decided to allocate transaction costs exclusively to the non-derivative financial liability host. Transaction costs solely related to the initial advance will be included in full in the host's initial measurement. Transaction costs related to the initial advance and the subsequent advances will be allocated on a pro-rata basis. Management determined that subsequent advances are probable, so transaction costs related to subsequent advance are deferred as an asset and will be deducted from the liability when subsequent advances are drawn.  If management assess that subsequent advances are no longer probable, those transaction costs would be expensed on a straight-line basis over the remaining loan term.

2.3 Adoption of New Standards

New Accounting Pronouncements

Certain pronouncements were issued by the International Accounting Standards Board (IASB) that are mandatory for accounting periods on or after January 1, 2022. Integra adopted the following amendments in 2022.

IAS 1 Amendments - Classification of Liabilities as Current or Non-Current

In January 2020, the International Accounting Standards Board (IASB) issued amendments to IAS 1. The Accounting Standards Board (AcSB) completed its endorsement process and incorporated the amendments into Part I of the CPA Canada Handbook - Accounting in April 2020.

The amendments clarify the following: what is meant by a right to defer settlement, that a right to defer must exist at the end of the reporting period, that classification is unaffected by the likelihood that an entity will exercise its deferral right, and that only if an embedded derivative in a convertible liability is itself equity instrument would the terms of a liability not impact its classification. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted.

In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, the Company applies the amendments retrospectively. These amendments had no impact on retrospective application and therefore the comparative information presented has not been restated.

The Company has classified the liability portion of the convertible loan ("debt host") as a "current" liability, in accordance with these amendments. As a result, the company will report lower working capital.

IAS 1 Amendments - Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements

In February 2021, the International Accounting Standards Board (IASB) issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements. The Accounting Standards Board (AcSB) completed its endorsement process and incorporated the amendments into Part I of the CPA Canada Handbook - Accounting in June 2021.

The amendments help entities provide accounting policy disclosures that are more useful to primary users of financial statements by replacing the requirement to disclose "significant" accounting policies under IAS 1 with a requirement to disclose "material" accounting policies. The amendments also provide guidance in IFRS Practice Statement 2 to explain and demonstrate the application of the four-step materiality process to accounting policy disclosures. These amendments will be applied prospectively. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. These amendments have no impact on the Company's financial statements.

IAS 8 Amendments - Accounting Policies, Changes in Accounting Estimates and Errors

In February 2021, the International Accounting Standards Board (IASB) issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Accounting Standards Board (AcSB) completed its endorsement process and incorporated the amendments into Part I of the CPA Canada Handbook - Accounting in June 2021.

The amendments introduce a new definition of "accounting estimates" to replace the definition of "change in accounting estimates" and include clarifications intended to help entities distinguish changes in accounting policies from changes in accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. These amendments have no impact on the Company's financial statements.

IAS 12 Amendments - Income Taxes

In May 2021, the International Accounting Standards Board (IASB) issued amendments to the recognition exemptions under IAS 12 Income Taxes which were incorporated into Part I of the CPA Canada Handbook - Accounting by the Accounting Standards Board (AcSB) in September 2021.

The amendments narrowed the scope of the recognition exemption to require an entity to recognize deferred tax on initial recognition of particular transactions, to the extent that transaction gives rise to equal taxable and deductible temporary differences. These amendments apply to transactions for which an entity recognizes both an asset and liability, for example leases and decommissioning liabilities. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. These amendments are relevant to the tax note disclosure - otherwise, no impact on Integra's financial statements.

IFRS 3 Amendments - Business Combinations

In May 2020, the International Accounting Standards Board (IASB) issued amendments to update IFRS 3 Business Combination without significantly changing its requirements. These amendments were incorporated into Part I of the CPA Canada Handbook - Accounting by the Accounting Standards Board (AcSB) in September 2020.

The amendments a) updated all old references in IFRS 3 to the old Conceptual Framework to the revised Conceptual Framework for Financial Reporting; b) added an exception to the IFRS 3 recognition requirements - for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies if incurred separately, an acquirer would apply IAS 37 or IFRIC 21 to identify the obligations assumed in a business combination, instead of the Conceptual Framework; and c) made requirements for contingent assets more explicit by adding a statement in IFRS 3 that an acquirer should not recognize contingent assets acquired in a business combination. The amendments are effective for annual periods beginning on or after January 1, 2022 and have no impact on Integra's financial statements.

2.4 Significant Accounting Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based on historical experience and other factors considered to be reasonable and are reviewed on an ongoing basis. Revisions to estimates and the resulting effects on the carrying amounts of the Company's assets and liabilities are accounted for prospectively. The Company has identified the following areas where estimates, assumptions and judgments are made and where actual results may differ from the estimates under different assumptions and conditions and may materially affect financial results of the Company's consolidated statements of financial position reported in future periods.

Significant Accounting Estimates

(a) Mineral Resource and Assessment of Impairment

The accuracy of resource estimates is a function of the quantity and quality of available data and assumptions made and judgments used in the geological and engineering interpretation and may be subject to revision based on various factors. Changes in resource estimates may impact the carrying value of mineral property, plant and equipment, the calculation of amortization and depletion, the capitalization of mine development costs, and the timing of cash flows related to reclamation and remediation provision.

The Company reviews each asset or cash generating unit at each reporting date to determine whether there are any indicators of impairment. If any such indication exists, a formal estimate of recoverable amount is performed, and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating unit is measured at the higher of fair value less costs to sell and value in use.

The determination of fair value less costs to sell and value in use requires management to make estimates and assumptions about expected production and sales volumes, metal prices, ore tonnage and grades, recoveries, operating costs, reclamation and remediation costs, future capital expenditures and appropriate discount rates for future cash flows. The estimates and assumptions are subject to risk and uncertainty, and as such there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in the consolidated statements of operations and comprehensive loss. As December 31, 2022, there was no indication for impairment on the Company's long-term assets.

(b) Share-Based Payments

The determination of the fair value of stock options or warrants using the Black-Scholes option pricing model, requires the input of highly subjective assumptions, including the expected price volatility. Changes in the subjective input assumptions could materially affect the fair value estimate.

(c) Reclamation and Remediation Provision

The Company assesses its reclamation and remediation provisions annually or when new material information is available. The amounts recorded for reclamation and remediation provisions are based on estimates prepared by third party environmental specialists, if available, or by persons within the Company who have the relevant skills and experience. These estimates are based on remediation activities required by environmental laws, the expected timing of cash flows, and the pre-tax risk-free interest rates on which the estimated cash flows have been discounted. These estimates also include an assumption of the rate at which costs may inflate in future periods. Actual results could differ from these estimates. The estimates are related to the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws and regulations and remediation practices.

(d) Property, Plant and Equipment

Property, plant and equipment items are recorded at cost and depreciated over their estimated useful lives. The cost of an item includes the purchase price and directly attributable costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Property, plant and equipment items are depreciated on a straight-line basis over their estimated useful lives. Management reviews the estimated useful lives, residual values, and depreciation methods at the end of each financial year, and when circumstances indicate that such reviews should be made. Changes to estimated useful lives, residual values or depreciation methods resulting from such reviews are accounted for prospectively.

(e) Accounting for Convertible Debt Facility

Upon entering a convertible debt facility transaction, management applies judgment in assessing the appropriate treatment. Management determined that its convertible debt facility does not meet the criteria for the compound instruments and as a result, will be considered as a hybrid instrument, which includes both a non-derivative host contract and one or more embedded derivatives.

The conversion feature within the convertible debt facility has been determined to be an embedded derivative that is not closely related to the liability host, and it is bifurcated and accounted for separately, by first valuing the derivative component. At each reporting period, the derivative is fair valued with changes in fair value recorded as a gain or loss in the statement of profit or loss. The Company estimates the fair value of its conversion option derivative using the Finite Difference method. The key assumptions used in the model are risk free rates, expected volatility, and credit spread. The expected volatility assumption is based on the historical volatility of the Company's stock over a term equal to the remaining term of corresponding debt instrument. The credit spread assumption in the model is based on the Company's cost of unsecured debt.

(f) Current and Deferred Taxes

Tax regulations are very complex and changing regularly. As a result, the Company is required to make judgments about the tax applications, the timing of temporary difference reversals, and the estimated realization of tax assets. Also, all tax returns are subject to further government's reviews, with the potential reassessments. All those facts can impact current and deferred tax provisions, deferred tax assets and liabilities, and operation results.

Significant Accounting Judgments

(a) Exploration and Evaluation Expenditures

The application of the Company's accounting policy for exploration and evaluation expenditure requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have not reached a stage that permits a reasonable assessment of the existence of reserves.

(b) Going Concern

These consolidated financial statements have been prepared on a going concern basis and do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Management has applied judgment in the assessment of the Company's ability to continue as a going concern, considering all available information, and concluded that the going concern assumption is appropriate for a period of at least twelve months following the Auditor's report date.

Given the judgment involved, actual results may lead to a materially different outcome.

(c) Assessment of Lease

The Company assessed whether a contract is or contains a lease. This assessment involves the exercise of judgment about whether it depends on a specific asset, whether the company obtains substantially all the economic benefits from the use of that asset, and whether the Company has the right to direct the use of the asset.

(d) Presentation Currency Change

Effective December 31, 2021, the Company changed its presentation currency from the Canadian dollar to the US dollar, to better reflect the Company's business activities. This change has been applied retrospectively.